Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
(11) Earnings Per Share

The Company computes earnings per share in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 260, Earnings Per Share (“ASC 260”).  TrustCo adopted FASB Staff Position on Emerging Issues Task Force 03-6-1, Determining Whether Instruments Granted in Share-Based Payment Transactions Are Participating Securities, as codified in FASB ASC 260-10 (“ASC 260-10”), which clarified that unvested share-based payment awards that contain nonforfeitable rights to receive dividends or divided equivalents (whether paid or unpaid) are participating securities, and thus, should be included in the two-class method of computing earnings per share (“EPS”). Participating securities under this statement include the unvested employees' and directors' restricted stock awards with time-based vesting, which receive nonforfeitable dividend payments.

In accordance with ASC 260-10, a reconciliation of the component parts of earnings per share for 2011, 2010 and 2009 follows:

(dollars in thousands,except per share data)

For the year ended December 31, 2011:
Net income	$33,087
Less: Net income allocated to participating securities	5
Net income allocated to common shareholders	$33,082
Basic EPS:
Distributed earnings allocated to common stock	$22,389
Undistributed earnings allocated to common stock	10,693
Net income allocated to common shareholders	$33,082
Weighted average common shares outstanding including participating securities	85,086
Less: Participating securities	14
Weighted average common shares	85,072

Basic EPS	0.389

Diluted EPS:
Net income allocated to common shareholders	$33,082
Weighted average common shares for basic EPS	85,072
Effect of Dilutive Securities:
Stock Options	-
Weighted average common shares including potential dilutive shares	85,072

Diluted EPS	0.389

	Income	Weighted Average Shares Outstanding	Per Share Amount
For the year ended
December 31, 2010:
Basic EPS:
Income available to common shareholders	$29,321	76,935	$0.381
Effect of Dilutive Securities:
Stock Options	-	-	-
Diluted EPS	$29,321	76,935	$0.381
For the year ended December 31, 2009:
Basic EPS:
Income available to common shareholders	$28,120	76,482	$0.368
Effect of Dilutive Securities:
Stock Options	-	-	-
Diluted EPS	$28,120	76,482	$0.368

As of December 31, 2011, 2010 and 2009, the weighted average number of antidilutive stock options excluded from diluted earnings per share was approximately 2.8 million, 3.0 million and 3.6 million, respectively.  The stock options are antidilutive because the option price is greater than the average fair value of the Company's stock.